Equity (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Schedule of stock options using the black-scholes model
Expected Terms (years)	Expected Volatility	Dividend Yield	Risk Free Interest Rate	Grant Date Fair Value Per share
10	126%-228%	0%	0.73%-1.65%	$1.22-$5.15

Schedule of option activity
Stock options	Shares	Weighted average exercise price	Aggregate intrinsic value (1)
Outstanding as of January 1, 2018	1,016,867	$2.26
Forfeited	(84,000)	-
Exercised	(51,000)
Outstanding as of December 31, 2018	881,867	$2.34
Forfeited	(87,000)
Exercised	-
Outstanding as of December 31, 2019	794,867	$2.40	$-

(1)	The intrinsic value of the stock options at December 31, 2019 is the amount by which the market value of the Company's common stock of $0.39 as of December 31, 2019 exceeds the exercise price of the options.

Schedule of options outstanding and exercisable
Outstanding options			Exercisable options
Average exercise price	Number	Average remaining contractual life (years)	Average exercise price	Number	Average remaining contractual life (years)

$1.45	105,000	2.00	$1.45	105,000	2.00

$2.30	94,000	3.77	$2.30	94,000	3.77

$5.31	131,000	4.64	$5.31	131,000	4.64

$1.64	119,000	5.60	$1.64	119,000	5.60

$1.88	345,867	6.22	$1.88	345,867	6.22

	794,867			794,867